UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Dinakar Singh         New York, New York        February 14, 2008
 ---------------------   --------------------------   -------------------
       [Signature]                [Place]                    [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        55
                                               -------------

Form 13F Information Table Value Total:        11,122,332
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- ----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS  SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- -----
ACE LTD                        ORD              G0070K103   487,993   7,898,889  SH        SOLE             7,898,889    0      0
AETNA INC NEW                  COM              00817Y108    56,114     972,000  SH        SOLE               972,000    0      0
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106    10,032     133,321  SH        SOLE               133,321    0      0
ALLSTATE CORP                  COM              020002101   691,160  13,233,000  SH        SOLE            13,233,000    0      0
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP     04939R108       999      36,666  SH        SOLE                36,666    0      0
ATLAS PIPELINE PARTNERS LP     UNIT LP INT      049392103     5,463     127,500  SH        SOLE               127,500    0      0
BAKER HUGHES INC               COM              057224107    49,179     606,400  SH        SOLE               606,400    0      0
BOEING CO                      COM              097023105   176,582   2,019,000  SH        SOLE             2,019,000    0      0
BURLINGTON NORTHN SANTA FE C   COM              12189T104   166,460   2,000,000  SH        SOLE             2,000,000    0      0
CELANESE CORP DEL              COM SER A        150870103   110,033   2,600,026  SH        SOLE             2,600,026    0      0
CHINA NETCOM GROUP CORP HK L   SPONSORED ADR    16940Q101     4,514      76,000  SH        SOLE                76,000    0      0
COMMERCIAL METALS CO           COM              201723103   323,950  11,000,000  SH        SOLE            11,000,000    0      0
COMMUNITY HEALTH SYS INC NEW   COM              203668108   229,785   6,234,000  SH        SOLE             6,234,000    0      0
CSX CORP                       COM              126408103   177,882   4,044,600  SH        SOLE             4,044,600    0      0
CTC MEDIA INC                  COM              12642X106    22,197     735,000  SH        SOLE               735,000    0      0
CVS CAREMARK CORPORATION       COM              126650100   194,378   4,890,000  SH        SOLE             4,890,000    0      0
DAVITA INC                     COM              23918K108    28,175     500,000  SH  CALL  SOLE               500,000    0      0
DAVITA INC                     COM              23918K108   209,397   3,716,000  SH        SOLE             3,716,000    0      0
DESARROLLADORA HOMEX S A DE    SPONSORED ADR    25030W100    33,744     682,385  SH        SOLE               682,385    0      0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106    35,280   1,800,000  SH        SOLE             1,800,000    0      0
GENERAL DYNAMICS CORP          COM              369550108    63,566     714,300  SH        SOLE               714,300    0      0
GOODYEAR TIRE & RUBR CO        COM              382550101   310,420  11,000,000  SH        SOLE            11,000,000    0      0
HORSEHEAD HLDG CORP            COM              440694305    42,075   2,479,400  SH        SOLE             2,479,400    0      0
ICICI BK LTD                   ADR              45104G104   141,450   2,300,000  SH        SOLE             2,300,000    0      0
KROGER CO                      COM              501044101    50,963   1,908,000  SH        SOLE             1,908,000    0      0
LEGG MASON INC                 COM              524901105    15,508     212,000  SH        SOLE               212,000    0      0
LINCOLN NATL CORP IND          COM              534187109    48,555     834,000  SH        SOLE               834,000    0      0
LOCKHEED MARTIN CORP           COM              539830109   160,416   1,524,000  SH        SOLE             1,524,000    0      0
LOEWS CORP                     CAROLINA GP STK  540424207   134,177   1,573,000  SH        SOLE             1,573,000    0      0
MARSHALL & ILSLEY CORP NEW     COM              571837103   108,568   4,100,000  SH        SOLE             4,100,000    0      0
METHANEX CORP                  COM              59151K108    96,600   3,500,000  SH        SOLE             3,500,000    0      0
METLIFE INC                    COM              59156R108   359,861   5,840,000  SH        SOLE             5,840,000    0      0
MORGAN STANLEY                 COM NEW          617446448   796,650  15,000,000  SH        SOLE            15,000,000    0      0
MOTOROLA INC                   COM              620076109    99,047   6,175,000  SH        SOLE             6,175,000    0      0
NAVTEQ CORP                    COM              63936L100    49,140     650,000  SH        SOLE               650,000    0      0
NEWS CORP                      CL A             65248E104    46,103   2,250,000  SH        SOLE             2,250,000    0      0
NEWS CORP                      CL B             65248E203   134,980   6,352,000  SH        SOLE             6,352,000    0      0
NORFOLK SOUTHERN CORP          COM              655844108   200,701   3,979,000  SH        SOLE             3,979,000    0      0
NUCOR CORP                     COM              670346105   535,220   9,037,833  SH        SOLE             9,037,833    0      0
PACCAR INC                     COM              693718108   217,920   4,000,000  SH        SOLE             4,000,000    0      0
PARTNERRE LTD                  COM              G6852T105   249,076   3,018,000  SH        SOLE             3,018,000    0      0
PRUDENTIAL FINL INC            COM              744320102   994,784  10,692,000  SH        SOLE            10,692,000    0      0
RELIANCE STEEL & ALUMINUM CO   COM              759509102   327,693   6,046,000  SH        SOLE             6,046,000    0      0
STEEL DYNAMICS INC             COM              858119100   416,990   7,000,000  SH        SOLE             7,000,000    0      0
STERLITE INDS INDIA LTD        ADS              859737207   293,968  11,276,090  SH        SOLE            11,276,090    0      0
SUPERVALU INC                  COM              868536103   195,479   5,210,000  SH        SOLE             5,210,000    0      0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     9,960   1,000,000  SH        SOLE             1,000,000    0      0
TC PIPELINES LP                UT COM LTD PRT   87233Q108    15,707     433,902  SH        SOLE               433,902    0      0
TERADATA CORP DEL              COM              88076W103    96,668   3,526,753  SH        SOLE             3,526,753    0      0
TFS FINL CORP                  COM              87240R107    31,665   2,652,000  SH        SOLE             2,652,000    0      0
TIME WARNER CABLE INC          CL A             88732J108     9,577     347,000  SH        SOLE               347,000    0      0
TRAVELERS COMPANIES            COM              89417E109   980,021  18,216,000  SH        SOLE            18,216,000    0      0
UNION PAC CORP                 COM              907818108   565,290   4,500,000  SH        SOLE             4,500,000    0      0
UNISYS CORP                    COM              909214108    62,819  13,281,000  SH        SOLE            13,281,000    0      0
WELLPOINT INC                  COM              94973V107   247,399   2,820,000  SH        SOLE             2,820,000    0      0

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